Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payables to third parties		$ 4,096,528	$ 2,896,341
VAT payable	[1]	2,347,124	1,471,133
Payroll payable		321,417	241,739
Others		30,000	30,000
Accrued expenses and other liabilities		$ 6,795,069	$ 4,639,213

[1]	The balance of VAT payable is due to the service revenues generated in the PRC, which is subject to a 6% VAT rate.